FEDERATED INTERNATIONAL SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 5, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INTERNATIONAL SERIES, INC. (the "Registrant")
            Federated International Bond Fund
            Federated International Equity Fund
            (the "Funds")
           1933 Act File No. 2-91776
           1940 Act File No. 811-3984


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of the Prospectuses and Statements of Additional Information dated January 31, 2004, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Funds. This Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 42 on February 2, 2004.

     If you have any questions regarding this certification, please contact Heather A. Eastgate at (412) 288-1097.

                                                Very truly yours,



                                                /s/ Andrew Cross
                                                Andrew Cross
                                                Assistant Secretary